Summary of Intangible Assets Subject to Amortization Due to Acquisition (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,097
Accumulated Amortization	52,249	51,205
TA Triumph-Adler AG
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,491	10,055
Accumulated Amortization	2,413	1,502
TA Triumph-Adler AG | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,112	9,653
Accumulated Amortization	2,034	1,253
TA Triumph-Adler AG | Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	379	402
Accumulated Amortization	379	249
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	120
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 299